Consolidated Statements of Equity-K - USD ($) shares in Thousands, $ in Thousands		Total		Preferred Stock Class A Preferred Stock	Common Stock	Capital Surplus	Undivided Profits	Accumulated Other Comprehensive Income/(Loss) [1]	Noncontrolling Interest
Balance, at Dec. 31, 2013		$ 2,488,377		$ 95,624	$ 147,731	$ 1,416,767	$ 682,833	$ (150,009)	$ 295,431
Balance, shares at Dec. 31, 2013		236,370
Net income/(loss)		$ 234,046		0	0	0	222,519	0	11,527
Other Comprehensive Income (Loss), Net Of Tax [Abstract]
Net unrealized gains/(losses) on securities available-for-sale		29,822		0	0	0	0	29,822	0
Net unrealized gains/(losses) on cash flow hedges		0
Net unrealized gains/(losses) on pension and other postretirement plans		(68,059)		0	0	0	0	(68,059)	0
Comprehensive income		195,809		0	0	0	222,519	(38,237)	11,527
Cash dividends declared:
Preferred stock ($6,200 per share)		(6,200)		0	0	0	(6,200)	0	0
Common stock ($.28 per share for 2016, $.24 per share for 2015, and $.20 per share for 2014)		(47,567)		0	0	0	(47,567)	0	0
Common stock repurchased		$ (43,579)	[2]	0	(2,221)	(41,358)	0	0	0
Common stock repurchased, shares	[2]	(3,554)
Common stock issued for:
Stock options and restricted stock-equity awards		$ 2,146		0	877	1,269	0	0	0
Stock options and restricted stock - equity awards, shares		1,404
Tax benefit/(benefit reversal)-stock based compensation expense		$ (7,220)		0	0	(7,220)	0	0	0
Stock-based compensation expense		11,351		0	0	11,351	0	0	0
Dividends declared-noncontrolling interest of subsidiary preferred stock		(11,527)		0	0	0	0	0	(11,527)
Balance, at Dec. 31, 2014		$ 2,581,590		95,624	146,387	1,380,809	851,585	(188,246)	295,431
Balance, shares at Dec. 31, 2014		234,220
Net income/(loss)		$ 97,313		0	0	0	85,879	0	11,434
Other Comprehensive Income (Loss), Net Of Tax [Abstract]
Net unrealized gains/(losses) on securities available-for-sale		(15,187)		0	0	0	0	(15,187)	0
Net unrealized gains/(losses) on cash flow hedges		0
Net unrealized gains/(losses) on pension and other postretirement plans		(10,759)		0	0	0	0	(10,759)	0
Comprehensive income		71,367		0	0	0	85,879	(25,946)	11,434
Cash dividends declared:
Preferred stock ($6,200 per share)		(6,200)		0	0	0	(6,200)	0	0
Common stock ($.28 per share for 2016, $.24 per share for 2015, and $.20 per share for 2014)		(56,961)		0	0	0	(56,961)	0	0
Common stock repurchased		$ (32,648)	[2]	0	(1,423)	(31,225)	0	0	0
Common stock repurchased, shares	[2]	(2,277)
Common stock issued for:
Stock options and restricted stock-equity awards		$ 6,929		0	969	5,960	0	0	0
Stock options and restricted stock - equity awards, shares		1,550
Equity issued for acquisition, value		$ 72,791		0	3,184	69,607	0	0	0
Equity issued for acquisition, shares		5,094
Tax benefit/(benefit reversal)-stock based compensation expense		$ 356		0	0	356	0	0	0
Stock-based compensation expense		13,796		0	0	13,796	0	0	0
Dividends declared-noncontrolling interest of subsidiary preferred stock		(11,434)		0	0	0	0	0	(11,434)
Balance, at Dec. 31, 2015		$ 2,639,586		95,624	149,117	1,439,303	874,303	(214,192)	295,431
Balance, shares at Dec. 31, 2015		238,587
Net income/(loss)		$ 238,511		0	0	0	227,046	0	11,465
Other Comprehensive Income (Loss), Net Of Tax [Abstract]
Net unrealized gains/(losses) on securities available-for-sale		(20,626)		0	0	0	0	(20,626)	0
Net unrealized gains/(losses) on cash flow hedges		(1,265)		0	0	0	0	(1,265)	0
Net unrealized gains/(losses) on pension and other postretirement plans		(11,571)		0	0	0	0	(11,571)	0
Comprehensive income		205,049		0	0	0	227,046	(33,462)	11,465
Cash dividends declared:
Preferred stock ($6,200 per share)		(6,200)		0	0	0	(6,200)	0	0
Common stock ($.28 per share for 2016, $.24 per share for 2015, and $.20 per share for 2014)		(66,160)		0	0	0	(66,160)	0	0
Common stock repurchased		$ (97,396)	[2]	0	(4,783)	(92,613)	0	0	0
Common stock repurchased, shares	[2]	(7,653)
Common stock issued for:
Stock options and restricted stock-equity awards		$ 22,521		0	1,681	20,840	0	0	0
Stock options and restricted stock - equity awards, shares		2,690
Tax benefit/(benefit reversal)-stock based compensation expense		$ 1,613		0	0	1,613	0	0	0
Stock-based compensation expense		17,536		0	0	17,536	0	0	0
Dividends declared-noncontrolling interest of subsidiary preferred stock		(11,465)		0	0	0	0	0	(11,465)
Other		0		0	0	(43)	43	0	0
Balance, at Dec. 31, 2016		$ 2,705,084		$ 95,624	$ 146,015	$ 1,386,636	$ 1,029,032	$ (247,654)	$ 295,431
Balance, shares at Dec. 31, 2016		233,624

[1]	Due to the nature of the preferred stock issued by FHN's subsidiaries, all components of other comprehensive income/(loss) have been attributed solely to FHN as the controlling interest holder.
[2]	2016, 2015 and 2014 include $93.5 million, $28.4 million and $38.5 million, respectively, repurchased under share repurchase programs.